Stockholders' Equity (Outstanding Stock Options) (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 17, 2012	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning of year (in shares)		21,411,119
Granted (in shares)		5,996,083
Exercised (in shares)		(448,081)
Forfeited (in shares)	(6,900,000)	(2,708,669)
Expired (in shares)		(507,688)
End of year (in shares)		23,742,764.000000
Options exercisable at year-end		4,360,031
Beginning of year, Weighted Average Exercise Price		$ 6.12
Stock Options Granted, Weighted Average Exercise Price		$ 8.78
Stock Options Exercised, Weighted Average Exercise Price		$ 3.55
Stock Options Forfeited, Weighted Average Exercise Price		$ 5.50
Stock Options Expired, Weighted Average Exercise Price		$ 18.73
End of year, Weighted Average Exercise Price		$ 6.64
Options exercisable at year-end, Weighted Average Exercise Price		$ 12.70
End of year, Aggregate Intrinsic Value		$ 164.4
Option exercisable at year-end, Aggregate Intrinsic Value		$ 13.4
End of year, Weighted Average Remaining Contractual Life (in years)		8 years
Options exercisable at year-end, Weighted Average Remaining Contractual Life (in years)		6 years